Equipment (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net	$ 7,217,599		$ 5,515,183	$ 685,406
Depreciation	$ 80,472	$ 56,893	$ 258,162	$ 70,641